Business Combination - Schedule of Common Stock Business Combination (Details) - shares		3 Months Ended	9 Months Ended
	Jun. 24, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Jun. 25, 2024	Dec. 31, 2023
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued		600,500	725,500
Common stock outstanding immediately following the closing of the Business Combination	14,692,820	17,022,690	17,022,690	16,297,190	14,692,820	4,639,643
Conversion of convertible securities	292,500
VSee Lab, Inc [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Shares for iDoc acquisition	5,246,354
iDoc [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Shares for iDoc acquisition	4,950,000
DHAC Public Shareholders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	114,966
DHAC founders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	3,432,000
Common stock outstanding immediately following the closing of the Business Combination					3,432,000
Bridge Investor [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	630,000
Other Current DHAC Shareholders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	27,000